UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09397
                                                    ----------

                           The Gabelli Utilities Fund
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2007
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                           THE GABELLI UTILITIES FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2007





TO OUR SHAREHOLDERS,

      During the second quarter of 2007, The Gabelli Utilities Fund (the "Fund") rose 0.1%, while the Standard & Poor's ("S&P") 500 Utilities Index was down 0.4% and the Lipper Utility Fund Average rose 3.4%. For the six month period ended June 30, 2007, the Fund was up 4.7% versus advances of 8.9% and 11.5% for the S&P 500 Utilities Index and the Lipper Utility Fund Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2007.

COMPARATIVE RESULTS
----------------------------------------------------------------------------------------------------------------------
                                 AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2007 (A)
                                 ------------------------------------------------
                                                                                                               Since
                                                             Year to                                         Inception
                                                Quarter       Date        1 Year     3 Year       5 Year     (8/31/99)
----------------------------------------------------------------------------------------------------------------------
  GABELLI UTILITIES FUND CLASS AAA ............  0.07%        4.70%      19.11%      15.90%      12.76%      10.20%
  S&P 500 Utilities Index ..................... (0.38)        8.87       26.09       22.60       14.50        6.76
  Lipper Utility Fund Average .................  3.43        11.50       30.86       23.53       17.29        8.28
  Class A ..................................... (0.04)        4.68       19.04       15.89       12.80       10.22
                                                (5.78)(b)    (1.34)(b)   12.19(b)    13.62(b)    11.48(b)     9.39(b)
  Class B ..................................... (0.26)        4.31       18.13       15.01       11.96        9.69
                                                (5.25)(c)    (0.69)(c)   13.13(c)    14.25(c)    11.70(c)     9.69
  Class C ..................................... (0.26)        4.29       18.19       15.04       12.02        9.73
                                                (1.26)(d)     3.29(d)    17.19(d)    15.04       12.02        9.73

 THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.44%, 1.44%, 2.19%, AND 2.19%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE VALUE OF UTILITY STOCKS CHANGES AS LONG-TERM INTEREST RATES CHANGE. FUNDS INVESTING IN A SINGLE SECTOR, SUCH AS UTILITIES, MAY BE SUBJECT TO MORE VOLATILITY THAN FUNDS THAT INVEST MORE BROADLY. THE UTILITIES INDUSTRY CAN BE SIGNIFICANTLY AFFECTED BY GOVERNMENT REGULATION, FINANCING DIFFICULTIES, SUPPLY OR DEMAND OF SERVICES OR FUEL, AND NATURAL RESOURCES CONSERVATION. THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S")PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2002. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 UTILITIES INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS UTILITY STOCK PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
 (b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
 (d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the
 portfolio   of   investments,   will   be   available   on  our   website   at
 www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI UTILITIES FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2007 through June 30, 2007
                                                                   EXPENSE TABLE
================================================================================

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                   Beginning         Ending      Annualized   Expenses
                 Account Value   Account Value     Expense  Paid During
                   01/01/07         06/30/07        Ratio      Period*
--------------------------------------------------------------------------------
THE GABELLI UTILITIES FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Class AAA          $1,000.00       $1,047.00        1.38%      $ 7.04
Class A            $1,000.00       $1,046.80        1.38%      $ 7.04
Class B            $1,000.00       $1,043.10        2.13%      $10.85
Class C            $1,000.00       $1,042.90        2.13%      $10.85

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00       $1,018.05        1.38%      $ 6.94
Class A            $1,000.00       $1,018.05        1.38%      $ 6.94
Class B            $1,000.00       $1,014.31        2.13%      $10.70
Class C            $1,000.00       $1,014.31        2.13%      $10.70

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of June 30, 2007:


THE GABELLI UTILITIES FUND

Energy and Utilities: Electric Integrated ...... 37.9%
Telecommunications .............................  7.8%
Energy and Utilities:
   Electric Transmission and Distribution ......  7.7%
Energy and Utilities:
   Natural Gas Integrated ......................  7.2%
Energy and Utilities: Natural Gas Utilities ....  6.3%
Energy and Utilities: Global Utilities .........  6.1%
Wireless Communications ........................  5.4%
Cable and Satellite ............................  5.0%
U.S. Government Obligations ....................  3.7%
Diversified Industrial .........................  3.2%
Energy and Utilities: Services .................  2.1%
Aviation: Parts and Services ...................  2.0%
Exchange Traded Funds ..........................  1.4%
Business Services ..............................  0.7%
Transportation .................................  0.7%
Energy and Utilities: Merchant Energy ..........  0.7%
Energy and Utilities: Water ....................  0.6%
Metals and Mining ..............................  0.6%
Entertainment ..................................  0.6%
Publishing .....................................  0.0%
Health Care ....................................  0.0%
Environmental Services .........................  0.0%
Energy and Utilities: Alternative Energy .......  0.0%
Energy and Utilities:
   Contractors and Suppliers ...................  0.0%
Other Assets and Liabilities (Net) .............  0.3%
                                                -------
                                                100.0%
                                                =======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                    MARKET
      SHARES                                         COST           VALUE
      ------                                         ----          -------
              COMMON STOCKS -- 94.9%
              AVIATION: PARTS AND SERVICES -- 2.0%
   1,000,000  Rolls-Royce Group plc+ ........... $  8,943,176    $ 10,813,689
  53,280,000  Rolls-Royce Group plc, Cl. B .....      104,394         109,132
      23,000  Sequa Corp., Cl. A+ ..............    2,650,721       2,576,000
       1,400  Sequa Corp., Cl. B+ ..............      153,774         158,459
                                                 ------------    ------------
                                                   11,852,065      13,657,280
                                                 ------------    ------------
              BUSINESS SERVICES -- 0.7%
      80,000  aQuantive Inc.+ ..................    5,094,360       5,104,000
                                                 ------------    ------------
              CABLE AND SATELLITE -- 5.0%
     320,000  Cablevision Systems Corp.,
                Cl. A+ .........................    9,372,640      11,580,800
      50,000  Charter Communications Inc.,
                Cl. A+ .........................      192,800         202,500
     240,000  Clear Channel
                Communications Inc. ............    9,070,334       9,076,800
      10,000  Cogeco Cable Inc. ................      207,213         431,824
      40,000  Cogeco Inc. ......................      777,563       1,494,860
      65,000  Comcast Corp., Cl. A+ ............    1,668,614       1,827,800
      55,000  EchoStar Communications
                Corp., Cl. A+ ..................    1,632,988       2,385,350
      84,000  Liberty Global Inc., Cl. A+ ......    2,050,591       3,447,360
       6,000  Mediacom Communications
                Corp., Cl. A+ ..................       35,001          58,140
      50,000  Rogers Communications Inc.,
                Cl. B ..........................      712,299       2,124,500
       6,000  Shaw Communications Inc.,
                Cl. B ..........................      148,195         252,240
      20,000  The DIRECTV Group Inc.+ ..........      296,642         462,200
      35,000  Time Warner Cable Inc., Cl. A+ ...    1,344,570       1,370,950
      10,000  Tokyo Broadcasting
                System Inc. ....................      334,920         306,193
                                                 ------------    ------------
                                                   27,844,370      35,021,517
                                                 ------------    ------------
              DIVERSIFIED INDUSTRIAL -- 3.2%
     170,000  General Electric Co. .............    6,173,890       6,507,600
      10,000  Mueller Water Products Inc.,
                Cl. A ..........................      146,342         170,600
     200,000  Rinker Group Ltd., ADR ...........   15,747,598      15,920,000
                                                 ------------    ------------
                                                   22,067,830      22,598,200
                                                 ------------    ------------
              ENERGY AND UTILITIES: ALTERNATIVE ENERGY -- 0.0%
       1,000  Ormat Technologies Inc. ..........       15,000          37,680
                                                 ------------    ------------
              ENERGY AND UTILITIES: CONTRACTORS AND SUPPLIERS -- 0.0%
       1,000  Pike Electric Corp.+ .............       14,000          22,380
                                                 ------------    ------------
              ENERGY AND UTILITIES: ELECTRIC INTEGRATED -- 37.9%
     232,000  Allegheny Energy Inc.+ ...........    3,002,101      12,003,680
      30,000  ALLETE Inc. ......................    1,050,425       1,411,500
      68,000  Alliant Energy Corp. .............    1,889,326       2,641,800
      78,000  Ameren Corp. .....................    3,869,366       3,822,780

                                                                    MARKET
      SHARES                                         COST           VALUE
      ------                                         ----          -------
     185,000  American Electric
                Power Co. Inc. ................. $  7,231,411    $  8,332,400
   3,800,000  Aquila Inc.+ .....................   15,707,348      15,542,000
     150,000  Avista Corp. .....................    3,585,799       3,232,500
     150,000  Black Hills Corp. ................    5,593,896       5,962,500
      17,000  Central Vermont Public
                Service Corp. ..................      302,720         640,560
      35,000  Cleco Corp. ......................      721,890         857,500
      75,000  CMS Energy Corp. .................      523,966       1,290,000
      55,000  Constellation Energy
                Group Inc. .....................    2,718,966       4,794,350
     402,000  DPL Inc. .........................   10,528,880      11,392,680
       6,000  DTE Energy Co. ...................      240,835         289,320
     350,000  Duke Energy Corp. ................    5,416,587       6,405,000
      52,000  Edison International .............      671,304       2,918,240
     132,000  El Paso Electric Co.+ ............    2,149,667       3,241,920
       3,000  Entergy Corp. ....................      114,480         322,050
      50,000  FirstEnergy Corp. ................    1,882,372       3,236,500
      64,000  Florida Public Utilities Co. .....      805,543         787,200
     215,000  FPL Group Inc. ...................    8,340,909      12,199,100
     200,000  Great Plains Energy Inc. .........    5,958,268       5,824,000
     305,000  Hawaiian Electric
                Industries Inc. ................    7,870,073       7,225,450
     265,000  Integrys Energy Group Inc. .......   13,324,981      13,443,450
     425,000  LSI Corp.+ .......................    3,809,318       3,191,750
      37,700  Maine & Maritimes Corp.+ .........    1,008,254       1,012,245
     225,000  MGE Energy Inc. ..................    7,306,692       7,350,750
     175,000  NiSource Inc. ....................    3,909,441       3,624,250
     145,000  NorthWestern Corp. ...............    4,887,503       4,612,450
     110,000  NRG Energy Inc.+ .................    2,627,937       4,572,700
     190,000  OGE Energy Corp. .................    5,070,751       6,963,500
     115,000  Otter Tail Corp. .................    3,288,426       3,688,050
      28,000  PG&E Corp. .......................      365,349       1,268,400
     135,000  Pinnacle West Capital Corp. ......    5,982,737       5,379,750
      46,000  PPL Corp. ........................    1,030,117       2,152,340
     170,000  Progress Energy Inc. .............    7,496,031       7,750,300
      58,000  Public Service Enterprise
                Group Inc. .....................    3,105,545       5,091,240
     100,000  Puget Energy Inc. ................    2,419,485       2,418,000
     150,000  SCANA Corp. ......................    6,162,890       5,743,500
     130,000  TECO Energy Inc. .................    2,277,826       2,233,400
     125,000  The Empire District Electric Co. .    2,893,444       2,796,250
     240,000  The Southern Co. .................    8,350,234       8,229,600
     260,000  TXU Corp. ........................   16,940,351      17,498,000
      70,000  Unisource Energy Corp. ...........    1,641,096       2,302,300
     100,000  Unitil Corp. .....................    2,636,614       2,720,000
     310,000  Vectren Corp. ....................    8,725,769       8,348,300
     610,000  Westar Energy Inc. ...............   14,005,699      14,810,800
     200,000  Wisconsin Energy Corp. ...........    8,199,206       8,846,000
     210,000  Xcel Energy Inc. .................    3,695,022       4,298,700
                                                 ------------    ------------
                                                  231,336,850     264,719,055
                                                 ------------    ------------

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                    MARKET
      SHARES                                         COST           VALUE
      ------                                         ----          -------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES:
              ELECTRIC TRANSMISSION AND DISTRIBUTION -- 7.7%
     240,000  CH Energy Group Inc. ............. $ 11,391,813    $ 10,792,800
     160,000  Consolidated Edison Inc. .........    7,389,504       7,219,200
     350,000  Energy East Corp. ................    8,438,093       9,131,500
     130,000  Exelon Corp. .....................    7,887,294       9,438,000
     165,000  Northeast Utilities ..............    3,282,854       4,679,400
     270,000  NSTAR ............................    7,344,112       8,761,500
     110,000  Pepco Holdings Inc. ..............    2,267,877       3,102,000
      16,666  UIL Holdings Corp. ...............      490,122         551,645
                                                 ------------    ------------
                                                   48,491,669      53,676,045
                                                 ------------    ------------
              ENERGY AND UTILITIES: GLOBAL UTILITIES -- 6.1%
       4,000  Areva SA .........................    1,690,915       4,296,894
      24,000  Chubu Electric Power Co. Inc. ....      574,288         637,401
     190,000  Electric Power Development
                Co. Ltd. .......................    4,633,698       7,561,421
         300  Electricite de France ............       11,619          32,597
     230,000  Endesa SA ........................   12,301,139      12,517,155
     130,000  Enel SpA .........................      888,729       1,403,194
       4,000  Energias de Portugal SA, ADR .....      112,064         220,950
     100,000  Hera SpA .........................      174,312         419,233
      12,000  Hokkaido Electric
                Power Co. Inc. .................      238,323         260,711
      24,000  Hokuriku Electric Power Co. ......      442,615         464,893
      26,000  Huaneng Power
                International Inc., ADR ........    1,107,053       1,207,700
      13,757  Iberdrola SA .....................      645,050         773,270
      20,901  Iberdrola SA, ADR ................    1,042,437       1,172,301
     100,000  Korea Electric Power Corp., ADR ..    1,697,461       2,190,000
      35,000  Kyushu Electric Power Co. Inc. ...      765,331         918,172
       8,775  National Grid plc, ADR ...........     386,383          647,419
       2,000  Niko Resources Ltd. ..............      111,679         182,117
      24,000  Shikoku Electric
                Power Co. Inc. .................      473,574         566,254
       2,000  Snam Rete Gas SpA ................       10,803          11,870
      24,000  The Chugoku Electric
                Power Co. Inc. .................      457,538         475,614
     100,000  The Kansai Electric
                Power Co. Inc. .................    2,021,741       2,367,513
      34,000  The Tokyo Electric
                Power Co. Inc. .................      847,546       1,093,523
     140,000  Tohoku Electric Power Co. Inc. ...    2,470,795       3,143,959
                                                 ------------    ------------
                                                   33,105,093      42,564,161
                                                 ------------    ------------
              ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.5%
      40,000  Mirant Corp.+ ....................      708,818       1,706,000
      40,000  Mirant Escrow Shares+ (a) ........            0               0
      15,000  Mirant Escrow Shares+ ............            0               0
      90,000  The AES Corp.+ ...................      434,950       1,969,200
                                                 ------------    ------------
                                                    1,143,768       3,675,200
                                                 ------------    ------------

                                                                    MARKET
      SHARES                                         COST           VALUE
      ------                                         ----          -------
              ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 7.1%
     450,000  El Paso Corp. .................... $  5,157,910    $  7,753,500
      20,000  Energen Corp. ....................      239,277       1,098,800
      85,000  EnergySouth Inc. .................    3,049,192       4,335,000
     300,000  National Fuel Gas Co. ............   11,073,507      12,993,000
     178,000  ONEOK Inc. .......................    4,741,203       8,972,980
       2,000  Questar Corp. ....................       99,250         105,700
     284,000  Southern Union Co. ...............    7,327,357       9,255,560
     188,350  Spectra Energy Corp. .............    4,228,422       4,889,566
                                                 ------------    ------------
                                                   35,916,118      49,404,106
                                                 ------------    ------------
              ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 6.3%
     110,000  Atmos Energy Corp. ...............    2,949,039       3,306,600
     100,000  Cascade Natural Gas Corp. ........    2,432,372       2,641,000
      51,000  Chesapeake Utilities Corp. .......    1,373,627       1,747,260
      56,700  Corning Natural Gas Corp.+ .......      930,786       1,020,600
     350,000  KeySpan Corp. ....................   13,864,598      14,693,000
      27,000  Nicor Inc. .......................      889,090       1,158,840
      60,000  Piedmont Natural Gas Co. Inc. ....    1,446,871       1,479,000
     640,000  SEMCO Energy Inc.+ ...............    4,835,379       4,972,800
      65,000  South Jersey Industries Inc. .....    1,827,745       2,299,700
     170,000  Southwest Gas Corp. ..............    4,364,825       5,747,700
     150,000  The Laclede Group Inc. ...........    4,681,467       4,782,000
                                                 ------------    ------------
                                                   39,595,799      43,848,500
                                                 ------------    ------------
              ENERGY AND UTILITIES: SERVICES -- 2.1%
     230,000  ABB Ltd., ADR ....................    3,067,767       5,198,000
       3,000  Cameron International Corp.+ .....      103,313         214,410
     200,000  Halliburton Co. ..................    6,236,628       6,900,000
      35,000  Weatherford International Ltd.+ ..    1,462,423       1,933,400
                                                 ------------    ------------
                                                   10,870,131      14,245,810
                                                 ------------    ------------
              ENERGY AND UTILITIES: WATER -- 0.6%
       3,000  American States Water Co. ........       75,431         106,710
      35,000  Aqua America Inc. ................      776,139         787,150
       2,000  California Water Service Group ...       70,055          74,980
       2,000  Consolidated Water Co. Ltd. ......       40,211          58,620
      10,000  Middlesex Water Co. ..............      177,803         192,100
      20,000  Pennichuck Corp. .................      364,494         505,000
      71,000  SJW Corp. ........................    1,888,339       2,364,300
      61,600  Suez SA, Strips+ .................            0             834
      10,000  United Utilities plc, ADR ........      266,181         284,700
       1,650  York Water Co. ...................       20,544          29,287
                                                 ------------    ------------
                                                    3,679,197       4,403,681
                                                 ------------    ------------
              ENTERTAINMENT -- 0.6%
      90,000  Vivendi ..........................    2,733,312       3,886,986
                                                 ------------    ------------
              ENVIRONMENTAL SERVICES -- 0.0%
       2,250  Veolia Environnement .............       85,492         176,717
                                                 ------------    ------------
              EXCHANGE TRADED FUNDS -- 1.4%
      70,000  Utilities HOLDRS Trust ...........    7,858,119       9,975,000
                                                 ------------    ------------

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                    MARKET
      SHARES                                         COST           VALUE
      ------                                         ----          -------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE -- 0.0%
      12,000  Tsumura & Co. .................... $    261,956    $    221,726
                                                 ------------    ------------
              METALS AND MINING -- 0.6%
      16,000  Alliance Holdings GP LP ..........      319,893         476,160
       5,000  Alliance Resource Partners LP ....      173,755         209,500
      10,000  Compania de Minas
                Buenaventura SA, ADR ...........      232,654         374,600
      45,000  James River Coal Co.+ ............      641,574         583,200
      38,000  Peabody Energy Corp. .............    1,570,793       1,838,440
      19,000  Uranium One Inc.+ ................      267,672         242,037
      50,000  Uranium Resources Inc.+ ..........      263,029         551,500
                                                 ------------    ------------
                                                    3,469,370       4,275,437
                                                 ------------    ------------
              PUBLISHING -- 0.0%
       7,000  Idearc Inc. ......................      205,612         247,310
                                                 ------------    ------------
              TELECOMMUNICATIONS -- 7.0%
     190,000  AT&T Inc. ........................    5,903,746       7,885,000
      50,000  BCE Inc. .........................    1,731,545       1,889,500
     400,000  Cincinnati Bell Inc.+ ............    1,918,430       2,312,000
     170,000  Deutsche Telekom AG, ADR .........    3,024,508       3,129,700
         200  Hutchison Telecommunications
                International Ltd. .............          163             258
         600  Mobistar SA ......................       50,761          51,323
       1,400  Nippon Telegraph &
                Telephone Corp. ................    7,049,638       6,219,695
     230,000  Nortel Networks Corp.,
                New York+ ......................    6,011,918       5,531,500
      45,000  Philippine Long Distance
                Telephone Co., ADR .............    2,332,725       2,574,000
     300,000  Portugal Telecom SGPS SA .........    3,809,892       4,153,752
      50,000  Portugal Telecom SGPS SA,
                ADR ............................      580,702         694,500
         200  PT Indosat Tbk ...................          128             144
     300,000  Sprint Nextel Corp. ..............    6,158,831       6,213,000
         600  Tele2 AB, Cl. B ..................        8,180           9,848
      35,000  Telecom Italia SpA, ADR ..........    1,036,446         961,100
       1,066  Telefonica SA, ADR ...............       43,831          71,166
      16,000  Telephone & Data Systems Inc. ....      726,980       1,001,120
      30,000  Time Warner Telecom Inc.,
                Cl. A+ .........................      599,130         603,000
     130,000  Verizon Communications Inc. ......    4,600,438       5,352,100
                                                 ------------    ------------
                                                   45,587,992      48,652,706
                                                 ------------    ------------
              TRANSPORTATION -- 0.7%
     100,000  GATX Corp. .......................    4,238,404       4,925,000
                                                 ------------    ------------
              WIRELESS COMMUNICATIONS -- 5.4%
     150,000  Alltel Corp. .....................    9,518,684      10,132,500
       8,000  America Movil SAB de CV,
                Cl. L, ADR .....................      137,627         495,440
      17,000  China Mobile Ltd., ADR ...........      304,837         916,300

                                                                    MARKET
      SHARES                                         COST           VALUE
      ------                                         ----          -------
      17,000  China Unicom Ltd., ADR ........... $    141,622    $    292,910
      14,000  Clearwire Corp., Cl. A+ ..........      286,454         342,020
       2,000  Cosmote Mobile
                Telecommunications SA ..........       36,556          61,934
      19,000  Millicom International
                Cellular SA+ ...................    1,469,631       1,741,160
       2,600  Mobile TeleSystems OJSC, ADR .....       86,498         157,482
         171  MobileOne Ltd. ...................          218             246
       3,300  NTT DoCoMo Inc. ..................    5,363,266       5,226,396
     165,000  Price Communications Corp. .......    3,086,843       3,667,950
      28,000  SK Telecom Co. Ltd., ADR .........      593,203         765,800
         200  SmarTone Telecommunications
                Holdings Ltd. ..................          207             231
      75,000  United States Cellular Corp.+ ....    3,766,476       6,795,000
      20,000  Vimpel-Communications, ADR .......    1,253,553       2,107,200
     150,000  Vodafone Group plc, ADR ..........    4,286,659       5,044,500
                                                 ------------    ------------
                                                   30,332,334      37,747,069
                                                 ------------    ------------
              TOTAL COMMON STOCKS ..............  565,798,841     663,085,566
                                                 ------------    ------------
              CONVERTIBLE PREFERRED STOCKS -- 0.2%
              ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 0.1%
         800  El Paso Corp.,
                4.990% Cv. Pfd. (b) ............      758,731       1,169,008
                                                 ------------    ------------
              TELECOMMUNICATIONS -- 0.1%
      11,400  Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B ........      477,317         545,490
                                                 ------------    ------------
              TOTAL CONVERTIBLE
                PREFERRED STOCKS ...............    1,236,048       1,714,498
                                                 ------------    ------------
    PRINCIPAL
     AMOUNT
     ------
              CONVERTIBLE BONDS -- 0.7%
              TELECOMMUNICATIONS -- 0.7%
  $5,000,000  Nortel Networks Corp., Cv.,
                4.250%, 09/01/08 ...............    4,883,873       4,956,250
                                                 ------------    ------------

     SHARES
     ------
              WARRANTS -- 0.2%
              ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.2%
       3,480  Mirant Corp., Ser. A,
                expire 01/03/11+ ...............       33,641          80,110
      38,363  Mirant Corp., Ser. B,
                expire 01/03/11+ ...............      190,367         932,988
                                                 ------------    ------------
                                                      224,008       1,013,098
                                                 ------------    ------------
              TELECOMMUNICATIONS -- 0.0%
       3,000  Bharti Airtel Ltd.,
                expire 12/15/16+ (b) ...........       61,247          59,144
                                                 ------------    ------------
              TOTAL WARRANTS ...................      285,255       1,072,242
                                                 ------------    ------------

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================
   PRINCIPAL                                                        MARKET
    AMOUNT                                           COST           VALUE
    ------                                           ----          -------
              U.S. GOVERNMENT OBLIGATIONS -- 3.7%
              U.S. TREASURY BILLS -- 0.9%
 $ 6,267,000  U.S. Treasury Bills,
                4.351% to 5.126%++,
                07/12/07 to 09/27/07 ........... $  6,228,367    $  6,228,374
                                                 ------------    ------------
              U.S. TREASURY NOTES -- 2.8%
  20,000,000  U.S. Treasury Notes,
                4.625%, 03/31/08 ...............   19,933,150      19,946,880
                                                 ------------    ------------
              TOTAL U.S. GOVERNMENT
                OBLIGATIONS ....................   26,161,517      26,175,254
                                                 ------------    ------------
              TOTAL
                INVESTMENTS -- 99.7% ........... $598,365,534     697,003,810
                                                 ============
              OTHER ASSETS AND LIABILITIES (NET) -- 0.3% .......    1,887,615
                                                                 ------------
              NET ASSETS -- 100.0% ............................. $698,891,425
                                                                 ============
----------------
 (a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2007, the market value of fair valued securities amounted to $0 or 0.00% of total net assets.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the Rule 144A securities are considered liquid and their market value amounted to $1,228,152 or 0.18% of total net assets.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
ADR  American Depository Receipt

                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)
================================================================================

ASSETS:
  Investments, at value (cost $598,365,534) ................. $697,003,810
  Foreign currency, at value (cost $103,469) ................      101,965
  Cash ......................................................        1,744
  Receivable for Fund shares sold ...........................    2,948,472
  Receivable for investments sold ...........................    2,065,012
  Dividends and interest receivable .........................    1,862,194
  Prepaid expense ...........................................        8,923
                                                              ------------
TOTAL ASSETS ................................................  703,992,120
                                                              ------------
LIABILITIES:
  Payable for Fund shares redeemed ..........................    1,227,323
  Payable for investments purchased .........................    2,843,724
  Payable for investment advisory fees ......................      597,212
  Payable for distribution fees .............................      329,791
  Payable for accounting fees ...............................        3,872
  Other accrued expenses ....................................       98,773
                                                              ------------
TOTAL LIABILITIES ...........................................    5,100,695
                                                              ------------
NET ASSETS applicable to 77,415,903
  shares outstanding ........................................ $698,891,425
                                                              ============
NET ASSETS CONSIST OF:
Paid-in capital, each class at
  $0.001 par value .......................................... $600,793,721
Accumulated distributions in excess of net
  realized gain on investments and foreign
  currency transactions .....................................     (531,568)
Net unrealized appreciation on investments ..................   98,638,276
Net unrealized depreciation on foreign
  currency translations .....................................       (9,004)
                                                              ------------
NET ASSETS .................................................. $698,891,425
                                                              ============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price per
    share ($165,975,739 / 18,106,881 shares
    outstanding; unlimited number of
    shares authorized) ......................................      $9.17
                                                                   =====
  CLASS A:
  Net Asset Value and redemption price per share
    ($248,888,362 / 27,042,880 shares outstanding;
    unlimited number of shares authorized) ..................      $9.20
                                                                   =====
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75%
    of the offering price) ..................................      $9.76
                                                                   =====
  CLASS B:
  Net Asset Value and offering price per share
    ($346,857 / 39,590 shares outstanding;
    unlimited number of shares authorized) ..................      $8.76(a)
                                                                   =====
  CLASS C:
  Net Asset Value and offering price per share
    ($283,680,467 / 32,226,552 shares outstanding;
    unlimited number of shares authorized) ..................      $8.80(a)
                                                                   =====

----------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $144,059) ................    $  8,716,462
  Interest ....................................................       1,401,865
                                                                   ------------
  TOTAL INVESTMENT INCOME .....................................      10,118,327
                                                                   ------------
EXPENSES:
  Investment advisory fees ....................................       3,250,959
  Distribution fees - Class AAA ...............................         207,403
  Distribution fees - Class A .................................         289,995
  Distribution fees - Class B .................................           1,766
  Distribution fees - Class C .................................       1,259,602
  Shareholder services fees ...................................         196,471
  Custodian fees ..............................................          63,611
  Shareholder communications expenses .........................          55,717
  Registration expenses .......................................          28,314
  Legal and audit fees ........................................          23,714
  Accounting fees .............................................          22,621
  Trustees' fees ..............................................          11,478
  Interest expense ............................................           1,507
  Miscellaneous expenses ......................................          23,818
                                                                   ------------
  TOTAL EXPENSES ..............................................       5,436,976
  Less: Custodian fee credits .................................         (18,708)
                                                                   ------------
  NET EXPENSES ................................................       5,418,268
                                                                   ------------
  NET INVESTMENT INCOME .......................................       4,700,059
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ............................      10,431,375
  Net realized loss on foreign currency
    transactions ..............................................          (7,297)
                                                                   ------------
  Net realized gain on investments and foreign
    currency transactions .....................................      10,424,078
                                                                   ------------
  Net change in unrealized appreciation/
    depreciation on investments ...............................      11,262,650
  Net change in unrealized appreciation/
    depreciation on foreign currency translations .............          (9,402)
                                                                   ------------
  Net change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations .............................      11,253,248
                                                                   ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY .......................      21,677,326
                                                                   ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ...........................................    $ 26,377,385
                                                                   ============

                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2007          YEAR ENDED
                                                               (UNAUDITED)        DECEMBER 31, 2006
                                                              -------------       -----------------
OPERATIONS:
  Net investment income ...............................       $   4,700,059         $   7,014,436
  Net realized gain on investments and
    foreign currency transactions .....................          10,424,078             8,467,331
  Net change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations .....................          11,253,248            67,951,195
                                                              -------------         -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           26,377,385            83,432,962
                                                              -------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA .........................................          (1,407,952)*          (2,308,317)
    Class A ...........................................          (1,976,865)*          (2,185,523)
    Class B ...........................................              (1,809)*              (5,798)
    Class C ...........................................          (1,325,490)*          (2,410,821)
                                                              -------------         -------------
                                                                 (4,712,116)           (6,910,459)
                                                              -------------         -------------
  Net realized gain on investments
    Class AAA .........................................          (2,602,208)*          (2,935,678)
    Class A ...........................................          (3,651,731)*          (2,779,512)
    Class B ...........................................              (5,760)*              (7,374)
    Class C ...........................................          (4,164,379)*          (3,066,042)
                                                              -------------         -------------
                                                                (10,424,078)           (8,788,606)
                                                              -------------         -------------
  Return of capital
    Class AAA .........................................          (3,485,366)*          (8,013,734)
    Class A ...........................................          (4,890,027)*          (7,587,434)
    Class B ...........................................              (9,022)*             (20,129)
    Class C ...........................................          (6,505,408)*          (8,369,597)
                                                              -------------         -------------
                                                                (14,889,823)          (23,990,894)
                                                              -------------         -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................         (30,026,017)          (39,689,959)
                                                              -------------         -------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Class AAA ...........................................           8,454,365            17,936,265
  Class A .............................................          48,479,447           104,765,509
  Class B .............................................               1,342               (17,311)
  Class C .............................................          76,800,402           101,620,276
                                                              -------------         -------------
  NET INCREASE IN NET ASSETS FROM SHARES OF
      BENEFICIAL INTEREST TRANSACTIONS ................         133,735,556           224,304,739
                                                              -------------         -------------
  REDEMPTION FEES .....................................              (2,616)                4,084
                                                              -------------         -------------
  NET INCREASE IN NET ASSETS ..........................         130,084,308           268,051,826

NET ASSETS:
  Beginning of period .................................         568,807,117           300,755,291
                                                              -------------         -------------
  End of period (including undistributed net investment
    income of $0 and $12,057, respectively) ...........       $ 698,891,425         $ 568,807,117
                                                              =============         =============

----------------
   * Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================


1. ORGANIZATION. The Gabelli Utilities Fund (the "Fund") was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 31, 1999. The Fund's primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2007, there were no open repurchase agreements.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2007, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended December 31, 2006 was as follows:

        DISTRIBUTIONS PAID FROM:
        Ordinary income
          (inclusive of short-term capital gains) ................. $13,241,480
        Net long-term capital gains ...............................   2,457,585
        Non-taxable return of capital .............................  23,990,894
                                                                    -----------
        Total distributions paid .................................. $39,689,959
                                                                    ===========

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long-term capital gains. The Fund's current distribution policy may restrict the Fund's ability to pass through to shareholders all of its net realized long-term capital gains as a Capital Gain Dividend, subject to the maximum federal income tax rate of 15%, and may cause such gains to be treated as ordinary income subject to a maximum federal income tax rate of 35%. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The current annualized rate is $0.84 per share.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at June 30, 2007:

                                          GROSS         GROSS     NET UNREALIZED
                                       UNREALIZED    UNREALIZED    APPRECIATION
                           COST       APPRECIATION  DEPRECIATION  (DEPRECIATION)
                           ----       ------------  ------------  --------------
Investments .........  $598,864,879   $105,363,927   $(7,224,996)   $98,138,931
Foreign currency ....       103,469            521        (2,025)        (1,504)
                       ------------   ------------   -----------    -----------
                       $598,968,348   $105,364,448   $(7,227,021)   $98,137,427
                       ============   ============   ===========    ===========

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation was implemented by the Fund on June 29, 2007 and applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Fund, and the adoption of the Interpretation had no impact on the amounts reported in the financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee that is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2007, other than short-term securities, aggregated $339,628,475 and $63,330,809, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2007, the Fund paid brokerage commissions of $341,953 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $466,475 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2007, the Fund paid or accrued $22,621 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000 and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At June 30, 2007, there were no borrowings outstanding under the line of credit.

8. SHARES OF BENEFICIAL INTEREST. The Fund currently offers four classes of shares - Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2007 and the fiscal year ended December 31, 2006 amounted to $(2,616) and $4,084, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


Transactions in shares of beneficial interest were as follows:

                                                         SIX MONTHS ENDED
                                                           JUNE 30, 2007                        YEAR ENDED
                                                            (UNAUDITED)                    DECEMBER 31, 2006
                                                     --------------------------      -----------------------------
                                                      SHARES          AMOUNT           SHARES           AMOUNT
                                                     --------       -----------      ----------       ------------
                                                             CLASS AAA                          CLASS AAA
                                                     --------------------------      -----------------------------
Shares sold ........................................  2,975,037      $ 27,843,637       5,875,882     $ 50,756,488
Shares issued upon reinvestment of distributions ...    560,095         5,231,440       1,069,699        9,241,750
Shares redeemed .................................... (2,644,525)      (24,620,712)     (4,900,496)     (42,061,973)
                                                     ----------      ------------      ----------     ------------
  Net increase .....................................    890,607      $  8,454,365       2,045,085     $ 17,936,265
                                                     ==========      ============      ==========     ============
                                                                 CLASS A                          CLASS A
                                                       --------------------------    -----------------------------
Shares sold ........................................  7,405,297      $ 69,664,452      13,214,411     $115,924,654
Shares issued upon reinvestment of distributions ...    637,141         5,975,829         782,960        6,845,088
Shares redeemed .................................... (2,881,052)      (27,160,834)     (2,063,924)     (18,004,233)
                                                     ----------      ------------      ----------     ------------
  Net increase .....................................  5,161,386      $ 48,479,447      11,933,447     $104,765,509
                                                     ==========      ============      ==========     ============
                                                                 CLASS B                          CLASS B
                                                       --------------------------    -----------------------------
Shares sold ........................................         --                --              --     $          1
Shares issued upon reinvestment of distributions ...        151      $      1,352             440            3,709
Shares redeemed ....................................         (1)              (10)         (2,553)         (21,021)
                                                     ----------      ------------      ----------     ------------
  Net increase (decrease) ..........................        150      $      1,342          (2,113)    $    (17,311)
                                                     ==========      ============      ==========     ============
                                                                 CLASS C                          CLASS C
                                                       --------------------------    -----------------------------
Shares sold ........................................  8,914,065      $ 80,483,777      12,536,121     $106,410,918
Shares issued upon reinvestment of distributions ...    832,657         7,485,083         860,486        7,280,950
Shares redeemed .................................... (1,236,848)      (11,168,458)     (1,440,491)     (12,071,592)
                                                     ----------      ------------      ----------     ------------
  Net increase .....................................  8,509,874      $ 76,800,402      11,956,116     $101,620,276
                                                     ==========      ============      ==========     ============

9. CONCENTRATION RISKS. The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund's NAV and a magnified effect in its total return.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI UTILITIES FUND
FINANCIAL HIGHLIGHTS
================================================================================


Selected data for a share of beneficial interest outstanding throughout each period:

                             INCOME FROM INVESTMENT OPERATIONS                        DISTRIBUTIONS
                          ----------------------------------------   -------------------------------------------------
                                            Net
              Net Asset                 Realized and       Total                     Net
  Period        Value,       Net         Unrealized        from         Net       Realized
   Ended      Beginning   Investment   Gain/(Loss) on   Investment   Investment    Gain on    Return of     Total
December 31   of Period   Income (a)     Investments    Operations     Income    Investments   Capital   Distributions
-----------   ---------   ----------   --------------   ----------   ----------  -----------  ---------  -------------
CLASS AAA
   2007(b)      $9.16        $0.08          $ 0.35        $ 0.43       $(0.08)*    $(0.15)*    $(0.19)*     $(0.42)
   2006          8.20         0.17            1.63          1.80        (0.16)      (0.18)      (0.50)       (0.84)
   2005          8.36         0.15            0.53          0.68        (0.15)      (0.09)      (0.60)       (0.84)
   2004          8.03         0.15            1.02          1.17        (0.13)      (0.02)      (0.69)       (0.84)
   2003          6.96         0.14            1.77          1.91        (0.14)         --       (0.70)       (0.84)
   2002          9.13         0.22           (1.55)        (1.33)       (0.22)         --       (0.62)       (0.84)
CLASS A ++
   2007(b)      $9.19        $0.08          $ 0.35        $ 0.43       $(0.08)*    $(0.15)*    $(0.19)*     $(0.42)
   2006          8.23         0.18            1.62          1.80        (0.16)      (0.18)      (0.50)       (0.84)
   2005          8.38         0.16            0.53          0.69        (0.15)      (0.09)      (0.60)       (0.84)
   2004          8.06         0.19            0.97          1.16        (0.11)      (0.01)      (0.72)       (0.84)
   2003          6.96         0.13            1.81          1.94        (0.13)         --       (0.71)       (0.84)
CLASS B ++
   2007(b)      $8.80        $0.04          $ 0.34        $ 0.38       $(0.05)*    $(0.15)*    $(0.22)*     $(0.42)
   2006          7.97         0.11            1.56          1.67        (0.12)      (0.18)      (0.54)       (0.84)
   2005          8.20         0.08            0.53          0.61        (0.09)      (0.09)      (0.66)       (0.84)
   2004          7.96         0.08            1.00          1.08        (0.08)      (0.01)      (0.75)       (0.84)
   2003          6.96         0.12            1.72          1.84        (0.12)         --       (0.72)       (0.84)
CLASS C ++
   2007(b)      $8.84        $0.04          $ 0.34        $ 0.38       $(0.05)*    $(0.15)*    $(0.22)*     $(0.42)
   2006          8.00         0.11            1.57          1.68        (0.12)      (0.18)      (0.54)       (0.84)
   2005          8.23         0.09            0.52          0.61        (0.09)      (0.09)      (0.66)       (0.84)
   2004          7.98         0.11            0.98          1.09        (0.06)      (0.01)      (0.77)       (0.84)
   2003          6.96         0.08            1.78          1.86        (0.08)         --       (0.76)       (0.84)

                                                           RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                -----------------------------------------------------------------

                          Net Asset             Net Assets              Operating         Operating
  Period                    Value,                End of      Net       Expenses          Expenses     Portfolio
   Ended      Redemption    End of      Total     Period   Investment     Net of           Before      Turnover
December 31     Fees(a)     Period     Return+  (in 000's)   Income    Reimbursements   Reimbursements   Rate
-----------   ----------  ---------    -------  ---------- ----------  --------------   -------------- ----------
CLASS AAA
   2007(b)    $(0.00)(c)    $9.17        4.7%    $165,976   1.73%(d)       1.38%(d)         1.38%(d)      11%
   2006          0.00(c)     9.16       23.1      157,645   2.02           1.44             1.44          24
   2005          0.00(c)     8.20        8.4      124,437   1.79           1.50             1.50          18
   2004          0.00(c)     8.36       15.6       81,471   1.85           1.82             1.82(e)       17
   2003            --        8.03       29.5       43,526   1.92           2.00             2.00          39
   2002            --        6.96      (15.1)      13,215   2.91           2.00             2.64          41
CLASS A ++
   2007(b)    $(0.00)(c)    $9.20        4.7%    $248,888   1.74%(d)       1.38%(d)         1.38%(d)      11%
   2006          0.00(c)     9.19       23.0      201,124   2.02           1.44             1.44          24
   2005          0.00(c)     8.23        8.5       81,869   1.88           1.50             1.50          18
   2004          0.00(c)     8.38       15.4       10,165   2.30           1.82             1.82(e)       17
   2003            --        8.06       29.9          307   1.67           2.00             2.00          39
CLASS B ++
   2007(b)    $(0.00)(c)    $8.76        4.3%    $    347   0.98%(d)       2.13%(d)         2.13%(d)      11%
   2006          0.00(c)     8.80       22.1          347   1.28           2.19             2.19          24
   2005          0.00(c)     7.97        7.6          331   1.01           2.25             2.25          18
   2004          0.00(c)     8.20       14.5          333   1.08           2.57             2.57(e)       17
   2003            --        7.96       28.4           71   1.72           2.75             2.75          39
CLASS C ++
   2007(b)    $(0.00)(c)    $8.80        4.3%    $283,680   0.99%(d)       2.13%(d)         2.13%(d)      11%
   2006          0.00(c)     8.84       22.1      209,691   1.27           2.19             2.19          24
   2005          0.00(c)     8.00        7.6       94,118   1.14           2.25             2.25          18
   2004          0.00(c)     8.23       14.6       10,245   1.33           2.57             2.57(e)       17
   2003            --        7.98       28.7          307   1.11           2.75             2.75          39

---------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
 ++ Class A, B, and C Shares commenced operations on December 31, 2002.
  * Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.
(a) Per share data is calculated  using the average shares  outstanding  method.
(b) For the period ended June 30, 2007, unaudited.
(c) Amount represents less than $0.005 per share.
(d) Annualized
(e) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $66,719 during 2004, representing previously reimbursed expenses from the Adviser. During the fiscal year ended December 31, 2004, had such payment not been made, the expense ratio would have been 1.71%, 1.71%, 2.46%, and 2.46% for Class AAA, Class A, Class B, and Class C, respectively.


                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At its meeting on May 15, 2007, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not "interested persons" of the Fund (the "Independent Board Members"). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short, medium, and longer-term performance of the Fund against a peer group of utilities funds and against the customized peer group selected by Lipper. The Independent Board Members noted that the Fund's performance was within the bottom third of its peer group in short, medium, and longer-term performance. The Independent Board Members also noted that performance was excellent on an absolute basis and that the Fund had suffered in comparative rankings due to its more intensive focus on smaller-capitalization companies.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without a charge. The Independent Board Members also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate amount of soft dollar benefits through the Fund's portfolio brokerage.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund needed significantly more assets before potential economies of scale that the Fund did not share in would be likely to be realized.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability of the Fund to the Adviser.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of utilities funds and the customized Lipper group and noted that the advisory fee includes substantially all administrative services of the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund's expense ratios were above average and the Fund's size was average within these groups. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an excellent performance record. The Independent Board Members also concluded that the Fund's expense ratios and profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)            PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GAMCO WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                  PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN __________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
GAMCO WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                           THE GABELLI UTILITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.


                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA                         Mary E. Hauck
CHAIRMAN AND CHIEF                            FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER                             GABELLI-O'CONNOR FIXED INCOME
GAMCO INVESTORS, INC.                         MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                           Werner J. Roeder, MD
ATTORNEY-AT-LAW                               MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                     LAWRENCE HOSPITAL

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN ENERGY CORP.


                                    OFFICERS

Bruce N. Alpert                               James E. McKee
PRESIDENT                                     SECRETARY

Agnes Mullady                                 Peter D. Goldstein
TREASURER                                     CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP






--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB470Q207SR



                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH



                                                            THE
                                                            GABELLI
                                                            UTILITIES
                                                            FUND







                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2007

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b)  under  the  1940  Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Utilities Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer
                           & Treasurer


Date              August 31, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.